Discontinued Operations/non-current Assets Held for Sale - Summary of Income Statement Impacts from The Sofora-telecom Argentina Group and its Sale (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
operations/Non-current assets held for sale:
Gains (losses) on disposals of non-current assets	€ 11	€ 14	€ 336
Income statement effects on the selling entities:
Profit (loss) from Discontinued operations/Non-current assets held for sale		47	611
Attributable to:
Non-controllinginterests		50	522
Sofora-Telecom Argentina [member]
operations/Non-current assets held for sale:
Revenues		504	3,943
Other income		1	4
Operating expenses		(372)	(2,892)
Gains (losses) on disposals of non-current assets			2
Goodwill and other non-current assets net impairment losses			(22)
Operating profit (loss)		133	1,035
Finance income (expenses)		(42)	(94)
Profit (loss) before tax from Discontinued operations/Non-current assets held for sale		91	941
Income tax expense		(32)	(320)
Profit (loss) after tax from Discontinued operations/Non-current assets held for sale		59	621
Other minor income statement effects:
Other income/(expenses) connected to sales in previous years	€ 0	0	0
Other minor entries			(10)
Other minor income statement effects			(10)
Profit (loss) from Discontinued operations/Non-current assets held for sale		59	611
Income statement effects on the selling entities:
Net gains on disposal		307
Transfer to the separate consolidated dated income statement of the Reserve for exchange differences on translating foreign operations		(304)
Income tax expense relating to the disposal		(15)
Income statement effects on selling entities		(12)
Profit (loss) from Discontinued operations/Non-current assets held for sale		47	611
Attributable to:
Owners of the Parent		(3)	89
Non-controllinginterests		€ 50	€ 522